5. Advances to Related Parties (Tables)	9 Months Ended
Sep. 30, 2015
Advances To Related Parties Tables
Advances to related parties
	September 30, 2015	December 31, 2014
GX-Life	$3,748	$–
Great Coin	33,935	–
	$37,683	$–